Financial Information of Parent Company Statements of Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Net income	$ 31,127,184	$ 12,384,303	$ 3,438,370
Other comprehensive income, net of tax
Net unrealized losses of available-for-sales securities in the subsidiaries, net of tax of $ (10,490,287) and $ (1,163,160) in 2017 and 2018, respectively.	(3,489,480)	(31,042,912)	(54,516,694)
Foreign currency translation adjustments	(988,967)	11,167,377	(27,222,102)
Comprehensive Income (loss) of Acorn International, Inc.	26,644,301	(7,495,689)	(78,330,133)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	31,127,184	12,384,303	3,438,370
Other comprehensive income, net of tax
Net unrealized losses of available-for-sales securities in the subsidiaries, net of tax of $ (10,490,287) and $ (1,163,160) in 2017 and 2018, respectively.	(3,489,480)	(34,823,436)	(53,999,944)
Foreign currency translation adjustments	(972,089)	14,927,138	(27,715,195)
Comprehensive Income (loss) of Acorn International, Inc.	$ 26,665,615	$ (7,511,995)	$ (78,276,769)